Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Schedule of Redeemable Convertible Preferred Stock, net of offering costs outstanding

	June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount
Series A preferred stock	12,877	$9,595	12,877	$9,595
Series B preferred stock	19,873	24,489	19,873	24,489
Series C preferred stock	22,875	66,258	22,875	66,258
Series C-1 preferred stock	8,862	32,561	8,862	32,561
Series D preferred stock	38,412	154,405	38,412	154,420
Total redeemable convertible preferred stock	102,899	$287,308	102,899	$287,323

Redeemable Convertible Preferred Stock, net of offering costs outstanding at December 31, consists of the following:

	2020		2019
	Shares	Amount	Shares	Amount
Series A preferred stock	12,876,927	$9,595	14,419,527	10,759
Series B preferred stock	19,872,660	24,489	20,276,599	24,989
Series C preferred stock	22,875,187	66,258	22,875,187	66,258
Series C-1 preferred stock	8,861,519	32,561	8,861,519	32,561
Series D preferred stock	38,412,268	154,420	—	—
Total redeemable convertible preferred stock	102,898,561	$287,323	66,432,832	$134,567